DEBT - Summary of Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2022	$ 105,864
2023	326,979
2024	288,277
2025	263,108
2026	94,497
Thereafter	194,998
Total	1,273,723	$ 1,054,022
Deferred charges	(11,378)	(8,539)	$ (8,278)
Long term debt	$ 1,262,345	$ 1,045,483	$ 1,113,870